Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nicholas Limited Edition, Inc.
Entity Central Index Key	0000809802
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
CLASS I
Shareholder Report [Line Items]
Fund Name	Nicholas Limited Edition, Inc.
Class Name	Class I
Trading Symbol	NCLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class I (the "Class") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 800-544-6547.
Additional Information Phone Number	800-544-6547
Additional Information Website	www.nicholasfunds.com
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 468,012,152
Holdings Count | shares	70
Investment Company, Portfolio Turnover	9.65%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Net Assets	$468,012,152
Number of Portfolio Holdings	70
Portfolio Turnover Rate	9.65%

Holdings [Text Block]
Top Ten Equity Holdings
(as of June 30, 2024)
Name	Percentage of Net Assets
RB Global, Inc.	2.84%
ICF International, Inc.	2.79%
Q2 Holdings, Inc.	2.62%
CyberArk Software Ltd.	2.23%
Prestige Consumer Healthcare Inc.	2.20%
Descartes Systems Group Inc.	2.07%
Tetra Tech, Inc.	2.03%
Cohen & Steers, Inc.	1.93%
SPS Commerce, Inc.	1.90%
Globus Medical Inc Class A	1.88%
Total of top ten	22.49%
Sector Diversification (As a Percentage of the Portfolio)
(as of June 30, 2024)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(as of June 30, 2024)
Name	Percentage of Net Assets
RB Global, Inc.	2.84%
ICF International, Inc.	2.79%
Q2 Holdings, Inc.	2.62%
CyberArk Software Ltd.	2.23%
Prestige Consumer Healthcare Inc.	2.20%
Descartes Systems Group Inc.	2.07%
Tetra Tech, Inc.	2.03%
Cohen & Steers, Inc.	1.93%
SPS Commerce, Inc.	1.90%
Globus Medical Inc Class A	1.88%
Total of top ten	22.49%

CLASS N
Shareholder Report [Line Items]
Fund Name	Nicholas Limited Edition, Inc.
Class Name	Class N
Trading Symbol	NNLEX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Nicholas Limited Edition, Inc. (the "Fund") - Class N (the "Class") for the period of January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.nicholasfunds.com. You can also request this information by contacting us at 800-544-6547.
Additional Information Phone Number	800-544-6547
Additional Information Website	www.nicholasfunds.com
Expenses [Text Block]
What Were the Portfolio Costs for the Last Six Months?
(based on a hypothetical $10,000 investment)
Portfolio Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class N	$58	1.16%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.16%
Net Assets	$ 468,012,152
Holdings Count | shares	70
Investment Company, Portfolio Turnover	9.65%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2024)
Net Assets	$468,012,152
Number of Portfolio Holdings	70
Portfolio Turnover Rate	9.65%

Holdings [Text Block]
Top Ten Equity Holdings
(as of June 30, 2024)
Name	Percentage of Net Assets
RB Global, Inc.	2.84%
ICF International, Inc.	2.79%
Q2 Holdings, Inc.	2.62%
CyberArk Software Ltd.	2.23%
Prestige Consumer Healthcare Inc.	2.20%
Descartes Systems Group Inc.	2.07%
Tetra Tech, Inc.	2.03%
Cohen & Steers, Inc.	1.93%
SPS Commerce, Inc.	1.90%
Globus Medical Inc Class A	1.88%
Total of top ten	22.49%
Sector Diversification (As a Percentage of the Portfolio)
(as of June 30, 2024)

Largest Holdings [Text Block]
Top Ten Equity Holdings
(as of June 30, 2024)
Name	Percentage of Net Assets
RB Global, Inc.	2.84%
ICF International, Inc.	2.79%
Q2 Holdings, Inc.	2.62%
CyberArk Software Ltd.	2.23%
Prestige Consumer Healthcare Inc.	2.20%
Descartes Systems Group Inc.	2.07%
Tetra Tech, Inc.	2.03%
Cohen & Steers, Inc.	1.93%
SPS Commerce, Inc.	1.90%
Globus Medical Inc Class A	1.88%
Total of top ten	22.49%